Allowance for Loan Losses - Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	$ 139	$ 181
Individually Evaluated, Loans	6,089	5,478
Collectively Evaluated, Reserve	2,568	2,703
Collectively Evaluated, Loans	335,740	314,654
Total Reserve	2,707	2,884	$ 3,738	$ 5,095
Total Loans	341,829	320,132
Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	16	18
Individually Evaluated, Loans	1,993	1,019
Collectively Evaluated, Reserve	1,388	1,292
Collectively Evaluated, Loans	190,229	170,182
Total Reserve	1,404	1,310	1,716	2,665
Total Loans	192,222	171,201
Non-Commercial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Individually Evaluated, Reserve	123	163
Individually Evaluated, Loans	4,096	4,459
Collectively Evaluated, Reserve	1,180	1,411
Collectively Evaluated, Loans	145,511	144,472
Total Reserve	1,303	1,574	$ 2,022	$ 2,430
Total Loans	$ 149,607	$ 148,931